Document and Entity Information	Jul. 29, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	Cyxtera Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39496
Entity Tax Identification Number	84-3743013
Entity Address, Address Line One	2333 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	537-9500
Entity Information, Former Legal or Registered Name	Starboard Value Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001794905
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	33134
Class A common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CYXT
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	CYXTW
Security Exchange Name	NASDAQ